Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	HSBC India Equity Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The investment objective of the HSBC India Equity Fund (the “Fund”) is to seek long term growth of capital.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in “Distribution Arrangements/Sales Charges” on page 46 of this prospectus and in the Fund's Statement of Additional Information (“SAI”) in “Right of Accumulation” on page 85.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2016
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance.

Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in “Distribution Arrangements/Sales Charges” on page 46 of this prospectus and in the Fund's Statement of Additional Information (“SAI”) in “Right of Accumulation” on page 85.

Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example takes the Fund's Expense Limitation Agreement into account for the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets in the equity and equity-related securities of companies that are economically tied to India. A company is economically tied to India if it is organized or principally operates in India, has its principal trading market in India, derives a majority (i.e., greater than 50%) of its income from its operations within India, or has a majority (i.e., greater than 50%) of its assets in India (“Indian Issuer”).

The Fund invests in companies with a broad range of market capitalizations which may include small and mid-cap Indian Issuers. The Fund may invest directly in securities of Indian Issuers or may invest more broadly in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), where underlying securities are issued by Indian Issuers and are then traded on a regulated market outside India, mainly in the United States or Europe. The Fund may also invest in participatory notes linked to securities of Indian Issuers (“P-notes”). A P-note generally entitles its holder to a share in the income from the underlying security.

In addition, the Fund may invest in derivative instruments for hedging purposes, cash management purposes, or to enhance return. The Fund may also invest in a broad range of equity securities of foreign countries and in floating and variable rate instruments. The Fund may also engage in repurchase transactions.

HSBC Global Asset Management (Singapore) Limited (“HSBC Singapore” or “Subadviser”) serves as the Fund's subadviser. In selecting companies for investment, the Subadviser generally evaluates a company's financial strength, competitive position, profitability, growth prospects and quality of management. In selecting investments for the Fund, the Subadviser combines a “top-down” macroeconomic analysis with “bottom-up” stock selection. The Subadviser may take into consideration factors such as, without limitation, earnings growth, interest rate sensitivity, management quality and liquidity.

The Fund is considered to be “non-diversified” under the Investment Company Act of 1940, as amended (“1940 Act”), which means that the Fund can invest a greater percentage of its assets in a more limited number of issuers than a diversified fund.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. The Fund has the following principal investment risks.

•	Equity Securities Risk: The prices of equity securities fluctuate from time to time based on changes in a company's financial condition or overall market and economic conditions. As a result, the value of equity securities may fluctuate drastically from day to day. The risk of investing in equity securities also include:

•	Capitalization Risk: Stocks of large capitalization companies may be volatile in the event of earnings disappointments or other financial developments. Medium and smaller capitalization companies may involve greater risks due to limited product lines and market and financial or managerial resources. Stocks of these companies may also be more volatile, less liquid and subject to the potential for greater declines in stock prices in response to selling pressure. Stocks of smaller capitalization companies generally have more risk than medium capitalization companies.

•	Issuer Risk: An issuer's earnings prospects and overall financial position may deteriorate, causing a decline in the Fund's net asset value.

•	Market Risk: The value of the Fund's investments may decline due to changing economic, political, social or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect the Fund's investments in a different country or geographic region.

•	Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities, and are subject to additional risks, including international trade, social, political, economic and regulatory risks; fluctuating currency exchange rates; less liquid, developed or efficient trading markets; the imposition of exchange controls, confiscations and other government restrictions (e.g., sanctions) by the United States or other countries; and different corporate disclosure and governance standards.

•	Emerging Markets Risk: The Fund's investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: greater market volatility and illiquidity, lower trading volume, delays in trading or settling portfolio securities transactions; currency and capital controls or other government restrictions or intervention, such as economic sanctions, expropriation and nationalization; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and higher levels of inflation, deflation or currency devaluation. The prices of securities in emerging markets can fluctuate more significantly than the prices of securities in more developed countries. The less developed the country, the greater effect such risks may have on an investment. India is considered to be an emerging market country.

•	India Risk: The Fund's investments in securities of companies that are economically tied to India may be adversely impacted by local economic and political conditions, as well as changes in Indian government policy. Investing in securities of such companies involves special risks, including greater political, economic and social uncertainty, higher rates of inflation, significantly greater price volatility, substantially less liquidity and much smaller market capitalization than other securities markets. In addition, less developed corporate disclosure and governance standards, greater difficulty in enforcing judgments, restrictions on foreign investment and repatriation of capital, exchange control regulations, currency exchange rate fluctuations, and greater governmental involvement in the economy and other political factors are potential risks of investing in securities of companies that are economically tied to India.

•	Concentrated Country Risk: The Fund's performance is likely to be more volatile than the performance of other mutual funds due to the focus of its investments in instruments having exposure to India.

•	Depositary Receipt Risk: The Fund's investments may take the form of depositary receipts. Depositary receipts involve many of the same risks of investing directly in foreign securities, and may also involve risks not experienced when investing directly in the equity securities of an issuer, including the risk that unsponsored depositary receipts may not provide as much information about the underlying issuer.

•	Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Fund's performance. The Fund may seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies; however, if such hedging techniques are employed, there is no assurance that they will be successful.

•	Derivatives Risk: The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could increase the volatility of the Fund's net asset value per share and cause you to lose money. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk that the Fund will be required to pay additional margin or set aside additional collateral to maintain open derivative positions; and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund's exposure to the market and magnify potential losses, particularly when derivatives are used to enhance return rather than offset risk. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.

•	Counterparty Risk: When the Fund enters into an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, the Fund is exposed to the risk that the other party to the contract will not fulfill its contractual obligations.

•	Leverage Risk: Leverage created by investments such as derivatives can diminish the Fund's performance and increase the volatility of the Fund's net asset value. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities.

•	Repurchase Agreements: If the seller in a repurchase agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities. There is also a risk that the seller of the agreement may become insolvent and subject to liquidation.

•	Variable Rate Demand Note Risk: Variable rate demand notes are subject to the same risks as debt instruments, particularly interest rate risk and credit risk. Due to a lack of secondary market activity for certain variable and floating rate instruments, these securities may be more difficult to sell if an issuer defaults on its financial obligation or when the Fund is not entitled to exercise its demand rights.

•	Portfolio Turnover Risk: At times, the Fund may experience high levels of portfolio turnover. High levels of portfolio turnover may result in higher transaction costs and potentially higher taxes for you. Transaction costs and taxes may adversely affect the Fund's performance.

•	Issuer Diversification Risk: Focusing investments in a small number of issuers, industries, foreign currencies or particular countries or regions increases risk. The Fund is “non-diversified'' and may invest a greater percentage of its assets in the securities of a single issuer than a fund that is “diversified.'' Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

An investment in the Fund is not a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk, Lose Money	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of HSBC Bank USA, N.A. and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The Fund had not yet commenced investment operations as of the date of this Prospectus. Therefore, performance information is not available and has not been presented for the Fund.
Performance One Year or Less	rr_PerformanceOneYearOrLess	The Fund had not yet commenced investment operations as of the date of this Prospectus. Therefore, performance information is not available and has not been presented for the Fund.
Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Management fees	rr_ManagementFeesOverAssets	1.20%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	1.05%	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	1.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.50%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.50%	[2]
Total Annual Fund Operating Expenses After Reduction of Management Fee Due to Contractual Limits and Fee Waiver and/or Reimbursement	rr_NetExpensesOverAssets	2.00%
1 Year	rr_ExpenseExampleYear01	693
3 Years	rr_ExpenseExampleYear03	1,194
Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	1.20%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	1.05%	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	1.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.25%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.50%	[2]
Total Annual Fund Operating Expenses After Reduction of Management Fee Due to Contractual Limits and Fee Waiver and/or Reimbursement	rr_NetExpensesOverAssets	1.75%
1 Year	rr_ExpenseExampleYear01	178
3 Years	rr_ExpenseExampleYear03	$ 655

[1]	Based on estimated amounts for the current fiscal year.
[2]	HSBC Global Asset Management (USA) Inc., the Fund's investment adviser (“Adviser”), has entered into a contractual expense limitation agreement with the Fund (“Expense Limitation Agreement”) with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to an annual rate of 2.00% for Class A Shares and 1.75% for Class I Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund's operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2016. The Expense Limitation Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Funds (the “Trust”) and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.